DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			6 Months Ended		10 Months Ended	12 Months Ended
		Jan. 24, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) item $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) item $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item			1			1
Proceeds from sale of private placement warrants				$ 11,910,000		$ 11,910,000
Investment maturity period		180 days
Months to complete acquisition		15 months
Extension period to complete acquisition		21 months
Operating cash			$ 358,560		$ 54,057	510,893
Working capital (deficit)			5,024,457			$ 454,877
Aggregate purchase price	[1]				$ 25,000
Proceeds from Related Party Debt			$ 400,000
Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Trust Account
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares		$ 10.20
Gross proceeds from initial public offering		$ 246,330,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of units in IPO (in shares) | shares		24,150,000
Purchase price, per unit | $ / shares		$ 10.00
Gross proceeds from initial public offering		$ 241,500,000
Investment maturity period		180 days
Initial Public Offering | Trust Account
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares		$ 10.20
Gross proceeds from initial public offering		$ 246,330,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares		11,910,000
Price of warrant | $ / shares		$ 1.00
Proceeds from sale of private placement warrants		$ 11,910,000
Sponsor | Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate purchase price			$ 25,000			$ 25,000
Common stock, par value | $ / shares			$ 0.0001			$ 0.0001
Sponsor | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares		11,910,000
Price of warrant | $ / shares		$ 1.00
Proceeds from sale of private placement warrants		$ 11,910,000

[1]	Includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.